Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Accounts receivable	$18,623,926	$19,716,856
Less: allowance for credit losses	(1,044,690)	(1,003,514)
Accounts receivable, net	$17,579,236	$18,713,342

Schedule of Allowance for Credit Losses

Changes in the allowance for credit losses as of March 31, 2025 and September 30, 2024 are as follow:

	March 31, 2025	September 30, 2024
Beginning balance	$1,003,514	$2,391,641
Cumulative-effect adjustment of adoption of CECL	-	(1,271,219)
Addition/(Reversal)	74,506	(157,175)
Exchange difference	(33,330)	40,267
Ending balance	$1,044,690	$1,003,514